SCHEDULE OF COMPONENTS OF FINANCING COST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Gross interest expense	$ 22,557,977	$ 15,568,346	$ 9,506,320
Gross commitment fees	128,410	225,261	286,117
Amortization of debt issuance cost	203,237	1,089,893	659,072
Debt modification gain	(143,630)	(3,775,054)
Debt extinguishment loss	8,370,997
Other expense	593,623	112,542	238,740
Total financing cost before capitalization	31,710,614	13,220,988	10,690,249
Capitalized amounts into investment properties	(599,550)	(1,454,262)	(890,691)
Net financing cost	31,111,064	11,766,726	9,799,558
Total cash paid for interest and commitment fees	$ 24,862,976	$ 14,505,955	$ 9,391,336